Intangible Asset, Net - Schedule of Changes in the Carrying Amount of the Company’s Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Changes in the Carrying Amount of the Company’s Intangible Assets [Abstract]
Balance as of December 31, 2024	$ 2,884
Amortization	(150)
Impairment	(37)
Balance as of June 30, 2025	$ 2,697